STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of warrants

Number of Warrants
Balance outstanding, December 31, 2020	23,805,027
Warrants expired or forfeited	(8,004,708)
Balance outstanding and exercisable, December 31, 2021	15,800,319
Warrants exercised or forfeited	(15,800,319)
Warrants granted during the year ended December 31, 2022	279,655,690
Balance outstanding and exercisable, December 31, 2022	279,655,690
Warrants exercised or forfeited	-
Warrants granted during the year ended December 31, 2023	55,875,127
Balance outstanding and exercisable, December 31, 2023	335,440,817

(a)	The strike price on these warrants range between $0.00264 and $0.01122 and are subject to adjustment based on the market price of the Company’s stock price.